Financial Instruments - Summary of entity internal credit risk grading assessment (Detail)	12 Months Ended
Apr. 30, 2022
Doubtful [Member]
Disclosure of internal credit grades [line items]
Description	There have been significant increases in credit risk since initial recognition through information developed internally or external resources
Doubtful [Member] | Commission Receivable from Insurance Brokerage and Accounts Receivable Arising from the Spider Net Eco system Solutions Business [Member]
Disclosure of internal credit grades [line items]
Method of Assessment of Expected Credit Losses	Lifetime ECL-not credit- impaired
Doubtful [Member] | Other Financial Assets [Member]
Disclosure of internal credit grades [line items]
Method of Assessment of Expected Credit Losses	Lifetime ECL-not credit-impaired
Loss [Member]
Disclosure of internal credit grades [line items]
Description	There is evidence indicating the asset is credit-impaired
Loss [Member] | Commission Receivable from Insurance Brokerage and Accounts Receivable Arising from the Spider Net Eco system Solutions Business [Member]
Disclosure of internal credit grades [line items]
Method of Assessment of Expected Credit Losses	Lifetime ECL-credit-impaired
Loss [Member] | Other Financial Assets [Member]
Disclosure of internal credit grades [line items]
Method of Assessment of Expected Credit Losses	Lifetime ECL-credit-impaired
Write-off [Member]
Disclosure of internal credit grades [line items]
Description	There is evidence indicating that the debtor is in severe financial difficulty and the Group has no realistic prospect of recovery
Write-off [Member] | Commission Receivable from Insurance Brokerage and Accounts Receivable Arising from the Spider Net Eco system Solutions Business [Member]
Disclosure of internal credit grades [line items]
Method of Assessment of Expected Credit Losses	Amount is written off
Write-off [Member] | Other Financial Assets [Member]
Disclosure of internal credit grades [line items]
Method of Assessment of Expected Credit Losses	Amount is written off
Normal Risk [Member]
Disclosure of internal credit grades [line items]
Description	The counterparty has a low risk of default and usually settled within credit period
Normal Risk [Member] | Commission Receivable from Insurance Brokerage and Accounts Receivable Arising from the Spider Net Eco system Solutions Business [Member]
Disclosure of internal credit grades [line items]
Method of Assessment of Expected Credit Losses	Lifetime ECL-not credit-impaired
Normal Risk [Member] | Other Financial Assets [Member]
Disclosure of internal credit grades [line items]
Method of Assessment of Expected Credit Losses	12-month ECL